08.31 Fidelity U.S. Bond Index Fund Investor, Premium PRO-02 | Fidelity® U.S. Bond Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund Investor, Premium PRO-02 - Fidelity® U.S. Bond Index Fund		Fidelity U.S. Bond Index Fund-Investor Class	Fidelity U.S. Bond Index Fund-Premium Class
Management fee	[1]	0.025%	0.025%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.115%	0.02%
Total annual operating expenses	[1]	0.14%	0.045%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund Investor, Premium PRO-02 - Fidelity® U.S. Bond Index Fund - USD ($)	Fidelity U.S. Bond Index Fund-Investor Class	Fidelity U.S. Bond Index Fund-Premium Class
1 year	$ 14	$ 5
3 years	45	15
5 years	79	25
10 years	$ 179	$ 58